Revenue from Contracts with Customers (Tables)	12 Months Ended
Dec. 31, 2023
Revenue from Contract with Customer [Abstract]
Changes in Contract Liabilities

The following tables present changes in the Company’s contract liabilities during the year ended December 31, 2023 and 2022:

	Balance as of December 31, 2022	Additions	Deductions	Balance as of December 31, 2023
Year ended December 31, 2023
Contract liabilities:
Deferred revenue - related party	$96,689	1,644	(2,969)	$95,364

	Balance as of December 31, 2021	Additions	Deductions	Balance as of December 31, 2022
Year ended December 31, 2022
Contract liabilities:
Deferred revenue - related party	$103,817	—	(7,128)	$96,689

During the year ended December 31, 2023, the Company recognized the following revenues as a result of changes in the contract liability balances in the respective periods (in thousands):

	Year Ended December 31,
	2023	2022
Revenue recognized in the period from:
Amounts included in the contract liability at the beginning of the period	$1,325	$7,128